Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Additional Information) (Details) $ / shares in Units, $ in Thousands																	1 Months Ended					12 Months Ended
	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Sep. 20, 2019 USD ($) shares	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 07, 2018 HKD ($) shares	Jun. 07, 2018 USD ($) shares	Dec. 22, 2017 HKD ($) shares	Dec. 22, 2017 USD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 28, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Dec. 28, 2015 USD ($) shares	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Jun. 07, 2018 USD ($) $ / shares	Apr. 18, 2018	Dec. 26, 2017 $ / shares	Mar. 28, 2017 $ / shares
Business Acquisition [Line Items]
Shares Issued, Price Per Share | $ / shares																													$ 2.85
Cash	$ 21,795																	$ 981
Goodwill.							$ 20,804											$ 48,513	$ 36,504			$ 3,906	$ 20,804	$ 31,134
Revenues																						5,525	1,580	51
Stock Issued During Period, Value, Acquisitions																						$ 5,242	$ 8,188	$ 4,679
Debt Instrument, Interest Rate, Stated Percentage																		8.00%									2.50%
Repayments of Long-term Debt																	$ 7,320
Consideration	$ 64,341
Long-term Debt																	21,150
Proprietary technology
Business Acquisition [Line Items]
Useful lives ( in years)																						20 years
Revenue
Business Acquisition [Line Items]
Concentration risk percentage																						10.00%	10.00%	10.00%
Promissory Note [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount																	$ 22,361	$ 28,470
Boca International Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																$ 52,000				$ 52,000	$ 52,000
Maximum percentage of new shares company offered as consideration for acquisition																19.90%
Stock Issued During Period, Shares, Acquisitions | shares															1,162,305	3,400,000				1,162,305
Shares Issued, Price Per Share | $ / shares																				$ 3.51
Cash																				$ 1
Loan receivables																				332
Goodwill.																				36,504
Equity Method Investment, Ownership Percentage								51.10%																		51.10%
Percentage Of Equity Interest Transferred								48.90%	48.90%
Business Combination, Consideration Transferred																				$ 56,080
Business Acquisition, Percentage of Voting Interests Acquired																100.00%				100.00%
Percentage of new shares issued for business acquisition																19.90%
Boca International Limited | Backlog contracts
Business Acquisition [Line Items]
Useful lives ( in years)																				1 year
Boca International Limited | Proprietary technology
Business Acquisition [Line Items]
Intangible assets																				$ 26,179
Useful lives ( in years)																				20 years
Boca International Limited | Revenue | Customer concentration
Business Acquisition [Line Items]
Revenues																						$ 402
Concentration risk percentage																						98.00%
Century Skyway Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross												$ 32,600	$ 32,600						$ 32,000
Stock Issued During Period, Shares, Acquisitions | shares		5,100	5,100
Shares Issued, Price Per Share | $ / shares												$ 1.55
Cash												$ 1
Accrued liabilities												68
Goodwill.												20,230
Equity Method Investment, Ownership Percentage		51.00%	51.00%					51.00%																		51.00%
Percentage Of Equity Interest Transferred								49.00%	49.00%
Business Combination, Consideration Transferred		$ 99,450,000	$ 12,750									34,925		$ 35,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													1,500,000
Century Skyway Limited | Proprietary technology
Business Acquisition [Line Items]
Intangible assets												$ 19,682
Giant Credit Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross										$ 19,600,000	$ 2,400
Stock Issued During Period, Shares, Acquisitions | shares										2,220,283	2,220,283
Shares Issued, Price Per Share | $ / shares																												$ 1.06
Cash											$ 943
Loan receivables											670
Interest receivables											6
Property, plant and equipment											508
Income tax payable											14
Goodwill.											248
Business Combination, Consideration Transferred										$ 19,600,000	$ 2,354
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares										2,220,283	2,220,283
Paris Sky Limited
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares								3,889,050	3,889,050
Shares Issued, Price Per Share | $ / shares																										$ 1.23
Cash																										$ 1,957
Property, plant and equipment																										52,994
Other assets																										50
Other payables																										170
Income tax payable																										4
Business Combination, Consideration Transferred									$ 48,128
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares								3,889,050	3,889,050
Stock Issued During Period, Value, Acquisitions									$ 4,800
Debt Instrument, Face Amount								$ 27,103,410																		$ 3,500
Debt Instrument, Interest Rate, Stated Percentage								8.00%																		8.00%
Business Acquisition, Percentage of Voting Interests Acquired								100.00%																		100.00%
Percentage of leasehold property in the fair value of gross assets acquired								95.00%	95.00%
Secured by pledged banking facility payable								$ 215,320,000	$ (27,610)
Leung Iris Chi Yu
Business Acquisition [Line Items]
Business Combination, Consideration Transferred								$ 30,334,590	$ 3,900
Vision Lane Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						$ 7,500	$ 6,400
Stock Issued During Period, Shares, Acquisitions | shares					4,519,347	4,519,347
Shares Issued, Price Per Share | $ / shares					$ 1.16	$ 1.10
Cash																									$ 6,410
Income tax payable				$ 81
Business Combination, Consideration Transferred					$ 12,700	$ 12,428
Stock Issued During Period, Value, Acquisitions						$ 5,200
Vision Lane Limited And First Asia Finance Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				7,457
Cash				1,122
Loan receivables				7,495
Interest receivables				151
Property, plant and equipment				1,095
Other receivables				20
Account payables				30
Other payables				607
Goodwill.				3,658
Business Combination, Consideration Transferred				$ 12,699
Giant Financial Services Limited
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross																		21,795
Loan receivables																		707
Property, plant and equipment																		7
Accrued liabilities																		29
Other payables-related party																		662
Income tax payable																		292
Intangible assets																		10,758
Goodwill.																		48,513
Business Combination, Consideration Transferred																		58,228
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	15,992,000
Percentage of new shares issued for business acquisition	19.90%
Payments for provision of IT consultancy and support services																						$ 1,580	$ 20	$ 0
Giant Financial Services Limited | Software
Business Acquisition [Line Items]
Intangible assets																		120
Giant Financial Services Limited | Trademarks
Business Acquisition [Line Items]
Intangible assets																		5,937
Giant Financial Services Limited | Backlog contracts
Business Acquisition [Line Items]
Intangible assets																		$ 4,701
Boca International Limited | Paris Sky Limited
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred								48.90%	48.90%
Business Combination, Consideration Transferred								$ 184,842,000	$ 23,700
Century Skyway Limited | Paris Sky Limited
Business Acquisition [Line Items]
Percentage Of Equity Interest Transferred								49.00%	49.00%
Business Combination, Consideration Transferred								$ 126,126,000	$ 16,200